Consolidated Statements of Profit or Loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues	€ 17,310.6	€ 18,976.7	€ 482.3
Cost of sales	(2,995.0)	(2,911.5)	(59.3)
Research and development expenses	(1,537.0)	(949.2)	(645.0)
Sales and marketing expenses	(59.5)	(50.4)	(14.5)
General and administrative expenses	(484.7)	(285.8)	(94.0)
Other operating expenses	(407.0)	(94.4)	(2.4)
Other operating income	815.3	598.4	250.5
Operating income / (loss)	12,642.7	15,283.8	(82.4)
Finance income	330.3	67.7	1.6
Finance expenses	(18.9)	(305.1)	(65.0)
Profit / (loss) before tax	12,954.1	15,046.4	(145.8)
Income taxes	(3,519.7)	(4,753.9)	161.0
Profit for the period	€ 9,434.4	€ 10,292.5	€ 15.2
Earnings per share
Basic profit for the period per share (in euros per share)	€ 38.78	€ 42.18	€ 0.06
Diluted profit for the period per share (in euros per share)	€ 37.77	€ 39.63	€ 0.06
Commercial revenues
Revenues
Total revenues	€ 17,194.6	€ 18,874.0	€ 303.5
Cost of sales	(2,995.0)	(2,911.5)	(59.3)
Research & development revenues
Revenues
Total revenues	€ 116.0	€ 102.7	€ 178.8